Business Combinations (Summary of Fair Value Allocated to Assets and Liabilities) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [Line Items]
Gross contractual amount	$ 169